Leases (Details) - Schedule of maturities of undiscounted operating lease liabilities $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Maturities of Undiscounted Operating Lease Liabilities [Abstract]
2023	$ 788
2024	681
2025	703
2026	607
2027 and onwards	2,752
Total undiscounted lease liability	5,531
Less: Imputed interest	(684)
Present value of lease liabilities	$ 4,847